DIREXION SHARES ETF TRUST

PORTFOLIO+ S&P 500® ETF (PPLC)

PORTFOLIO+ S&P® SMALL CAP ETF (PPSC)

Supplement dated February 15, 2018 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated February 15, 2018

Effective March 1, 2018, Direxion Advisors, LLC (“Direxion”), the investment adviser to the Portfolio+ S&P 500® ETF and the Portfolio+ S&P® Small Cap ETF, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has contractually agreed to waive 0.15% of its Management Fee for each Fund through September 1, 2019. As a result, the total Management Fee charged by each Fund will be 0.30% of its average daily net assets.

In addition, pursuant to the Operating Expense Limitation Agreement described below and in the Funds’ Prospectus, Direxion has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed the amounts set forth in the table below:

Fund	Expense Cap (as a percentage of average daily net assets)
Portfolio+ S&P 500® ETF	0.32%
Portfolio+ S&P® Small Cap ETF	0.35%

Accordingly, as of March 1, 2018, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Summary Prospectus and summary section of the Prospectus for the Portfolio+ S&P 500® ETF under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.36%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses	0.86%
Expense Cap/Reimbursement(2)	(0.49)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.37%

(1)

Direxion Advisors, LLC (“Direxion” or the “Adviser”) has contractually agreed to waive 0.15% of its Management Fees through September 1, 2019, which is not subject to recoupment by the Adviser. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual waiver may be terminated or revised at any time by the Board of Trustees.

(2)

Direxion has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Direxion has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.32% of the Fund’s daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$225	$429	$1,015

As of March 1, 2018, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the Summary Prospectus and summary section of the Prospectus for the Portfolio+ S&P® Small Cap ETF under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.98%
Acquired Fund Fees and Expenses	0.14%

Total Annual Fund Operating Expenses	1.57%
Expense Cap/Reimbursement(2)	(1.08)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.49%

(1)

Direxion Advisors, LLC (“Direxion” or the “Adviser”) has contractually agreed to waive 0.15% of its Management Fees through September 1, 2019, which is not subject to recoupment by the Adviser. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual waiver may be terminated or revised at any time by the Board of Trustees.

(2)

Direxion has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Direxion has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.35% of the Fund’s daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$390	$753	$1,776

In addition, on page 30 of the Prospectus, the third paragraph under the section “Management of the Funds,” is replaced with the following:

Direxion has contractually agreed to waive 0.15% of its Management Fee through September 1, 2019. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual fee waiver may be terminated or revised at any time by the Board of Trustees.

Additionally, on page 31 of the Prospectus, the seventh paragraph under the section “Management of the Funds,” is replaced in its entirety with the following:

Direxion has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Direxion has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.32% for the Portfolio+ S&P 500® ETF and 0.35% for the Portfolio+ S&P® Small Cap ETF, of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Also, on page 39 of the Funds’ SAI, the fifth paragraph under the Section “Investment Adviser” is hereby replaced with the following:

Direxion has contractually agreed to waive 0.15% of its Management Fee through September 1, 2019. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual fee waiver may be terminated or revised at any time by the Board of Trustees.

Finally, on page 40 of the Funds’ SAI, the ninth paragraph under the Section “Investment Adviser” is hereby replaced with the following:

Each Fund is responsible for its own operating expenses. Direxion has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Direxion has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2019 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 0.32% for the Portfolio+ S&P 500® ETF and 0.35% for the Portfolio+ S&P® Small Cap ETF, of each Fund’s average daily net assets. Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders.

For more information, please contact the Fund at (833) 547-4417.

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Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.